Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [Abstract]
Expense relating to discontinued operations	€ 1	€ 2